Loans and Allowance for Credit Losses (Future Minimum Lease Payment Receivables under Noncancelable Leasing Agreements) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Future minimum lease payment receivables under noncancelable lease:
Fiscal year ending March 31, 2018	¥ 493,232
Fiscal year ending March 31, 2019	373,022
Fiscal year ending March 31, 2020	302,591
Fiscal year ending March 31, 2021	199,906
Fiscal year ending March 31, 2022	125,277
Fiscal year ending March 31, 2023 and thereafter	178,310
Total minimum lease payment receivables	¥ 1,672,338